Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table (in thousands) provides supplemental disclosure of cash flow information:

	Six Months Ended June 30,
	2017	2016
Cash paid during the period for interest, net of amounts capitalized	$34,309	$—

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cash paid during the period for interest, net of amounts capitalized	$—	$17,456	$—
Noncash capital contribution for forgiveness of debt from affiliate	—	—	8,024
Noncash capital contribution for conveyance of asset from affiliate	143	—	—